SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) $ / shares in Units, $ in Thousands			1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 26, 2022 $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 kr / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000				400,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00	$ 1.00
Common stock, value, authorized | $	$ 400,000				$ 400,000	$ 400,000	$ 400,000
Common shares, shares outstanding (in shares)	53,702,846		53,688,462		53,688,462	53,702,846	53,688,462	53,688,462
Common stock, value, issued | $	$ 53,703				$ 53,688	$ 53,703	$ 53,688
Sale of stock (in dollars per share) | kr / shares								kr 130
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding, beginning of period (in shares)						53,688,462
Shares issued, beginning of period (in shares)						53,688,462	1,010,000
Restricted stock units (in shares)						14,384	0
Cancellation of Predecessor's shares (in shares)						0	(1,000,000)
Issuance of shares (in shares)		398,990,000					12,500,000
Shares outstanding, end of period (in shares)	53,702,846		53,688,462		53,688,462	53,702,846	53,688,462
Shares issued, end of period (in shares)	53,702,846				53,688,462	53,702,846	53,688,462
EPS
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	31,254,390					31,254,390
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding, end of period (in shares)	31,254,390					31,254,390
Percentage of common stock outstanding	58.20%
Golar LNG Limited
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net proceeds from issuance of shares | $							$ 127,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)						0	12,500,000
Public
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares, shares outstanding (in shares)	22,448,456					22,448,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares outstanding, end of period (in shares)	22,448,456					22,448,456
Percentage of common stock outstanding	41.80%
Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net proceeds from issuance of shares | $					$ 266,653
Stock issuance costs | $				$ 8,300
Sale of stock (in dollars per share) | $ / shares				$ 10.00
Proceeds for shares issued | $				$ 275,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)				27,500,000		0	27,500,000
Second Private Placement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net proceeds from issuance of shares | $					$ 165,982
Proceeds for shares issued | $			$ 166,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares (in shares)			13,678,462			0	13,678,462